Note 4 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2010
Cash and Cash Equivalents [Abstract]
Note 4 - Cash and Cash Equivalents [Text Block]

4. Cash and Cash Equivalents

	As of December 31,
	2010	2009

Cash	1,974	1,478
Investments - Brazilian reais (1)	7,819	10,780
Investments - U.S. dollars (2)	7,840	3,911

	17,633	16,169

(1) Comprised primarily federal public bonds with immediate liquidity and the securities are tied to the American dollar quotation or to the remuneration of the Interbank Deposits - DI.

(2) Comprised primarily by Time Deposit and securities with fixed income.